Warrants - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Dec. 29, 2023	Oct. 20, 2023	Sep. 29, 2023	Aug. 01, 2023	Apr. 28, 2024	Apr. 30, 2023	Dec. 28, 2023	Dec. 04, 2023	Jul. 31, 2023
Class of Warrant or Right [Line Items]
Warrants issued (in shares)							354,436
Exercise price of warrant (in dollars per share)					$ 9.58	$ 1.31
Proceeds from the Oaktree Tranche 2 Loan					$ 1,012	$ 0
Issuance of warrants					$ 173	$ 1,722
Term loans | Term Loan, Tranche 2
Class of Warrant or Right [Line Items]
Proceeds from the Oaktree Tranche 2 Loan	$ 5,000	$ 5,000	$ 1,500	$ 1,000
Silverview Credit Partners LP
Class of Warrant or Right [Line Items]
Warrants issued (in shares)				7,629		267,000			258,303
Exercise price of warrant (in dollars per share)						$ 0.01		$ 0.01
Warrants outstanding						$ 1,712
Service Provider
Class of Warrant or Right [Line Items]
Warrants issued (in shares)						7,500
Exercise price of warrant (in dollars per share)						$ 10
Granite Creek Capital Partners LLC
Class of Warrant or Right [Line Items]
Warrants issued (in shares)						111,619			48,530
Exercise price of warrant (in dollars per share)									$ 0.001
Warrants outstanding						$ 1,925		$ 2,202
Warrants Not Amended | Silverview Credit Partners LP
Class of Warrant or Right [Line Items]
Warrants issued (in shares)				8,697
Contingently Issuable Warrants | Silverview Credit Partners LP
Class of Warrant or Right [Line Items]
Warrants issued (in shares)				87,728
Issued Warrants | Silverview Credit Partners LP
Class of Warrant or Right [Line Items]
Warrants issued (in shares)				179,272
Public Warrants
Class of Warrant or Right [Line Items]
Expiration period					5 years
Warrants outstanding	$ 4,456
Tranche 1 Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrant (in dollars per share)	$ 0.01
Expiration period	10 years
Tranche 2 Warrants
Class of Warrant or Right [Line Items]
Warrants issued (in shares)	38,142	38,143	11,443
Exercise price of warrant (in dollars per share)	$ 0.01
Issuance of warrants	$ 415	$ 524	$ 173
Amended Warrants | Silverview Credit Partners LP
Class of Warrant or Right [Line Items]
Warrants issued (in shares)				162,946